UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	10/31/2006

Date of reporting period:	7/31/2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Income Fund Schedule of Investments

July 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—77.0%
Airlines—3.9%
$2,490	American Airlines, Inc., 6.978%, 10/1/12, Ser. 01-2	Baa2/BBB+	$2,547,611
	Continental Airlines, Inc., pass thru certificates,
10,000	6.503%, 6/15/11, Ser. 01-1	Baa3/BBB+	10,064,218
803	6.545%, 8/2/20	Baa3/A-	803,130
3,035	7.056%, 9/15/09, Ser. 99-2	Baa3/A-	3,115,042
2,427	9.798%, 4/1/21	Ba2/BBB-	2,542,471
7,000	Delta Air Lines, Inc., pass thru certificates, 7.57%, 5/18/12, Ser. 00-1	Ba2/BB	7,030,625
	United Air Lines, Inc.,
5,107	6.201%, 3/1/10, Ser. 01-1	NR/NR	5,072,368
417	10.36%, 11/13/12, Ser. 91C (b)(d)(e)(f)	NR/NR	29,196
			31,204,661

Apparel & Textiles—0.4%
1,500	Quiksilver, Inc., 6.875%, 4/15/15	B1/BB-	1,395,000
2,000	Russell Corp., 9.25%, 5/1/10	B2/B	2,100,000
			3,495,000

Automotive—0.9%
1,500	ArvinMeritor, Inc., 8.75%, 3/1/12	Ba3/BB-	1,458,750
2,000	Auburn Hills Trust, 12.375%, 5/1/20	A3/BBB	2,876,432
1,500	Ford Motor Co., 9.98%, 2/15/47	Ba3/BB-	1,237,500
1,500	TRW Automotive, Inc., 9.375%, 2/15/13	Ba3/BB-	1,601,250
			7,173,932

Banking—3.5%
6,500	BNP Paribas, 5.186%, 6/29/15, VRN (d)	A1/A+	6,018,460
5,000	Colonial Bank, 9.375%, 6/1/11	Ba1/BBB-	5,621,130
1,700	Fifth Third Capital Trust I, 8.136%, 3/15/27, Ser. A	Aa3/NR	1,787,169
	HSBC Capital Funding L.P., VRN,
3,000	4.61%, 6/27/13 (d)	A1/A-	2,736,528
1,000	10.176%, 6/30/30	A1/A-	1,408,125
5,910	Republic New York Corp., 9.70%, 2/1/09	A1/A	6,494,452
1,000	Riggs Capital Trust, 8.625%, 12/31/26, Ser. A	A3/BBB+	1,052,528
1,750	Riggs National Corp., 9.65%, 6/15/09	A3/A-	1,936,463
1,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, VRN	A1/A	1,107,254
			28,162,109

Computer Services—0.3%
	Electronic Data Systems Corp.,
1,000	6.50%, 8/1/13, Ser. B	Ba1/BBB-	993,073
1,500	7.125%, 10/15/09	Ba1/BBB-	1,555,121
			2,548,194

Containers & Packaging—0.7%
	Smurfit-Stone Container,
1,000	8.375%, 7/1/12	B2/CCC+	956,250
4,296	9.75%, 2/1/11	B2/CCC+	4,414,140
			5,370,390

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Diversified Manufacturing—2.4%
	Hutchison Whampoa International Ltd. (d),
$3,500	6.25%, 1/24/14	A3/A-	$3,545,923
500	6.50%, 2/13/13	A3/A-	513,626
2,000	JSG Funding PLC, 9.625%, 10/1/12	B3/B-	2,080,000
1,030	Raychem Corp., 7.20%, 10/15/08	Baa3/BBB+	1,061,902
£5,800	Tyco International Group S.A., 6.50%, 11/21/31	Baa3/BBB+	11,698,998
			18,900,449

Energy—0.9%
$1,000	Edison Mission Energy, 7.73%, 6/15/09	B1/B+	1,020,000
2,000	FirstEnergy Corp., 7.375%, 11/15/31, Ser. C	Baa3/BBB-	2,195,642
2,719	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	2,915,078
818	System Energy Resources, Inc., 5.129%, 1/15/14 (d)	Baa3/BBB	793,978
			6,924,698

Financial Services—10.2%
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,161,636
8,500	Beaver Valley II Funding, 9.00%, 6/1/17	Baa3/BBB-	9,515,359
2,000	Bluewater Finance Ltd., 10.25%, 2/15/12	B2/B-	2,045,000
4,269	Cedar Brakes II LLC, 9.875%, 9/1/13 (d)	Baa2/BBB-	4,769,349
	Ford Motor Credit Co.,
2,000	5.80%, 1/12/09	Ba2/BB-	1,860,414
500	7.875%, 6/15/10	Ba2/B+	470,802
1,000	Fresenius Medical Care Capital Trust, 7.875%, 6/15/11	B1/B+	1,015,000
1,180	General Electric Capital Corp., 8.30%, 9/20/09	Aaa/AAA	1,275,508
	General Motors Acceptance Corp.,
5,000	6.875%, 9/15/11	Ba1/BB	4,846,585
15,000	7.75%, 1/19/10	Ba1/BB	14,997,285
3,500	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	A1/A	3,473,159
3,900	MBNA Capital, 5.949%, 2/1/27, Ser. B, FRN	Aa3/A	3,864,416
1,300	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	Baa1/BBB+	1,395,568
300	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN (d)	Baa1/BBB+	316,280
	Pemex Project Funding Master Trust,
2,700	5.75%, 12/15/15	Baa1/BBB	2,578,994
4,350	8.00%, 11/15/11	Baa1/BBB	4,708,875
1,400	8.625%, 2/1/22	Baa1/BBB	1,636,259
3,500	9.50%, 9/15/27	NR/BBB	4,439,750
2,000	Preferred Term Securities XIII, 5.946%, 3/24/34, FRN (b)(d)(f)	Aaa/AAA	1,995,404
6,500	RBS Capital Trust I, 5.512%, 9/30/14, VRN	A1/A	6,163,053
6,000	Toll Brothers Finance Corp., 5.15%, 5/15/15	Baa3/BBB-	5,228,304
1,500	Universal City Development Partners Ltd., 11.75%, 4/1/10	B2/B-	1,631,250
1,000	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	1,015,000
			81,403,250

Food & Beverage—0.9%
3,000	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	3,150,000
4,000	Tyson Foods, Inc., 6.60%, 4/1/16	Baa3/BBB	3,953,780
			7,103,780

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Healthcare & Hospitals—1.3%
	HCA, Inc.,
$550	8.36%, 4/15/24	Ba2/BB+	$450,225
1,000	8.70%, 2/10/10	Ba2/BB+	1,004,757
5,470	9.00%, 12/15/14	Ba2/BB+	5,135,767
	Tenet Healthcare Corp.,
2,500	7.375%, 2/1/13	B3/B	2,181,250
2,000	9.25%, 2/1/15 (d)	B3/B	1,850,000
			10,621,999

Hotels/Gaming—3.4%
	Caesars Entertainment, Inc.,
3,000	7.00%, 4/15/13	Baa3/BBB-	3,075,270
500	8.875%, 9/15/08	Ba1/BB+	524,375
1,000	Choctaw Resort Development Enterprise, Inc., 7.25%, 11/15/19 (d)	B1/BB-	977,500
1,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	1,018,750
	Hilton Hotels Corp.,
1,000	7.625%, 5/15/08	Ba2/BB	1,027,639
1,646	8.25%, 2/15/11	Ba2/BB	1,754,345
5,000	ITT Corp., 7.375%, 11/15/15	Ba1/BB+	5,162,500
500	Mandalay Resort Group, 9.375%, 2/15/10	Ba3/B+	530,000
	MGM Mirage, Inc.,
3,000	6.625%, 7/15/15	Ba2/BB	2,846,250
5,000	8.375%, 2/1/11	Ba3/B+	5,162,500
2,553	Times Square Hotel Trust, 8.528%, 8/1/26 (d)	Baa3/BB+	2,936,058
2,000	Wynn Las Vegas LLC, 6.625%, 12/1/14	B2/B+	1,895,000
			26,910,187

Insurance—0.3%
2,300	Dai-ichi Mutual Life Insurance Co., 5.73%, 3/17/14 (d)	NR/A-	2,248,006

Manufacturing—0.3%
2,500	Dresser, Inc., 9.875%, 4/15/11	B2/CCC+	2,550,000

Metals & Mining—1.1%
3,000	Falconbridge Ltd., 7.25%, 7/15/12	Baa3/BBB-	3,143,394
4,700	Phelps Dodge Corp., 9.50%, 6/1/31	Baa2/BBB	5,937,952
			9,081,346

Multi-Media—8.6%
3,000	British Sky Broadcasting PLC, 6.875%, 2/23/09	Baa2/BBB	3,086,253
1,000	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B+	995,000
6,000	Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B2/B-	6,075,000
2,250	Comcast Corp., 10.625%, 7/15/12	Baa3/BBB	2,703,789
925	Comcast MO of Delaware, Inc., 9.00%, 9/1/08	Baa2/BBB+	985,457
	CSC Holdings, Inc.,
1,000	7.625%, 4/1/11, Ser. B	B2/B+	1,011,250
700	7.875%, 2/15/18	B2/B+	705,250
3,000	8.125%, 7/15/09, Ser. B	B2/B+	3,086,250
7,625	8.125%, 8/15/09, Ser. B	B2/B+	7,844,219
	DirecTV Holdings LLC,
1,000	6.375%, 6/15/15	Ba2/BB-	931,250
870	8.375%, 3/15/13	Ba2/BB-	915,675

	Principal
	Amount		Credit Rating
	(000)		(Moody’s/S&P)	Value*
Multi-Media (continued)
		Historic TW, Inc.,
	$500	6.625%, 5/15/29	Baa2/BBB+	$483,974
	5,000	9.125%, 1/15/13	Baa2/BBB+	5,726,440
		News America Holdings, Inc.,
	1,610	6.75%, 1/9/38	Baa2/BBB	1,656,642
	7,450	7.43%, 10/1/26	Baa2/BBB	7,893,960
		Rogers Cable, Inc.,
CAD	1,750	7.25%, 12/15/11	Ba2/BB+	1,594,780
	$3,000	8.75%, 5/1/32	Ba2/BB+	3,315,000
	12,000	Time Warner, Inc., 7.70%, 5/1/32	Baa2/BBB+	13,077,588
	6,500	Univision Communications, Inc., 7.85%, 7/15/11	Baa3/BB-	6,548,340
				68,636,117

Oil & Gas—7.9%
		CenterPoint Energy Res. Corp.,
	4,000	6.50%, 2/1/08	Baa3/BBB	4,045,664
	1,200	7.75%, 2/15/11	Baa3/BBB	1,290,496
	4,000	Chesapeake Energy Corp., 7.75%, 1/15/15	Ba2/BB	4,050,000
		Dynergy-Roseton Danskammer, Inc., pass thru certificates,
	1,750	7.27%, 11/8/10, Ser. A	B2/B	1,737,969
	2,000	7.67%, 11/8/16, Ser. B	B2/B	1,991,250
		El Paso Corp.,
	5,000	8.05%, 10/15/30	B2/B	5,112,500
	2,000	10.75%, 10/1/10 (d)	Caa1/B-	2,195,000
	4,900	Gaz Capital S.A., 8.625%, 4/28/34	Baa1/BB+	5,922,875
	8,000	Gazprom AG, 9.625%, 3/1/13	NR/BB+	9,400,000
	1,000	Hanover Compressor Co., 9.00%, 6/1/14	B3/B	1,070,000
	835	Perforadora Central S.A. de CV, 4.92%, 12/15/18	NR/NR	814,571
	1,300	Pogo Producing Co., 8.25%, 4/15/11, Ser. B	Ba3/B+	1,340,625
	3,000	Sonat, Inc., 7.625%, 7/15/11	Caa1/B-	3,052,500
	250	Transcontinental Gas Pipe Line Corp., 8.875%, 7/15/12, Ser. B	Ba2/BB-	278,437
	2,000	USX Corp., 9.375%, 2/15/12	Baa1/BBB+	2,332,240
	5,000	Weatherford International, Inc., 6.625%, 11/15/11, Ser. B	Baa1/BBB+	5,193,565
		Williams Cos., Inc.,
	2,000	7.125%, 9/1/11	B1/BB-	2,025,000
	7,000	7.50%, 1/15/31, Ser. A	B1/BB-	6,772,500
	5,000	7.875%, 9/1/21	Ba2/BB-	5,100,000
				63,725,192

Paper/Paper Products—3.1%
		Abitibi-Consolidated, Inc.,
	5,000	8.375%, 4/1/15	B1/B+	4,593,750
	5,000	8.55%, 8/1/10	B1/B+	4,843,750
		Bowater, Inc.,
	1,000	9.00%, 8/1/09	B1/B+	1,027,500
	3,000	9.50%, 10/15/12	B1/B+	3,015,000
		Georgia-Pacific Corp.,
	10,500	8.00%, 1/15/24	B2/B	10,001,250
	500	8.125%, 5/15/11	B2/B	501,250
	850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (d)	Ba1/BBB-	769,851
				24,752,351

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Pharmaceuticals—0.1%
$1,000	Wyeth, 6.50%, 2/1/34	Baa1/A	$1,029,293

Retail—2.2%
9,000	Albertson’s, Inc., 8.00%, 5/1/31	B2/B	8,230,167
3,000	JC Penney Co., Inc., 8.125%, 4/1/27	Baa3/BBB-	3,095,199
5,897	Yum! Brands, Inc., 8.875%, 4/15/11	Baa2/BBB	6,610,973
			17,936,339

Telecommunications—13.7%
	AT&T Corp., VRN,
792	9.05%, 11/15/11	A2/A	848,569
5,000	9.75%, 11/15/31	A2/A	5,850,985
5,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	5,541,280
1,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B-	985,000
8,000	Citizens Communications Co., 9.25%, 5/15/11	Ba3/BB+	8,720,000
5,000	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	5,607,140
	Deutsche Telekom International Finance BV,
10,000	8.00%, 6/15/10	A3/A-	10,800,710
3,000	8.25%, 6/15/30	A3/A-	3,519,567
	Embarq Corp.,
5,000	7.082%, 6/1/16	Baa3/BBB-	5,040,805
5,000	7.995%, 6/1/36	Baa3/BBB-	5,143,805
	France Telecom S.A.,
10,000	7.75%, 3/1/11	A3/A-	10,843,590
3,000	8.50%, 3/1/31	A3/A-	3,711,783
1,000	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 1/15/15	B2/B+	995,000
	Nextel Communications, Inc.,
3,000	6.875%, 10/31/13, Ser. E	Baa2/A-	3,036,435
2,000	7.375%, 8/1/15, Ser. D	Baa2/A-	2,051,056
750	PCCW Capital II Ltd., 6.00%, 7/15/13 (d)	Baa2/BBB	734,209
12,860	Qwest Capital Funding, Inc., 7.25%, 2/15/11	B3/B	12,602,800
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	B2/B	1,970,000
2,300	Qwest Corp., 8.579%, 6/15/13, FRN	Ba3/BB	2,472,500
	Sprint Capital Corp.,
6,900	6.125%, 11/15/08	Baa2/A-	6,986,381
4,000	6.875%, 11/15/28	Baa2/A-	4,058,952
1,200	Time Warner Telecom Holdings, Inc., 9.17%, 2/15/11, FRN	B2/CCC+	1,221,000
5,469	Verizon Global Funding Corp., 7.25%, 12/1/10	A3/A	5,784,753
1,500	Verizon New York, Inc., 7.375%, 4/1/32, Ser. B	Baa3/A	1,520,610
			110,046,930

Tobacco—0.2%
2,000	Reynolds American, Inc., 7.25%, 6/1/12 (d)	Ba2/BB	2,024,872

Utilities—8.4%
500	Consumers Energy Co., 6.375%, 2/1/08 (d)(f)	Baa3/BBB-	503,997
	East Coast Power LLC, Ser. B,
956	6.737%, 3/31/08	Baa3/BBB-	960,616
3,128	7.066%, 3/31/12	Baa3/BBB-	3,224,822
3,100	Entergy Gulf States, Inc., 6.02%, 12/8/08, FRN (d)	Baa3/BBB+	3,105,837
2,000	Florida Gas Transmission Co., 7.00%, 7/17/12 (b)(d)	Baa2/BBB+	2,096,258
3,960	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (d)	Ba2/BB-	3,999,600

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Utilities (continued)
$4,600	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	$4,922,000
	IPALCO Enterprises, Inc.,
2,150	8.375%, 11/14/08	Ba1/BB-	2,225,250
5,500	8.625%, 11/14/11	Ba1/BB-	5,898,750
3,339	Midwest Generation LLC, pass thru certificates, 8.56%, 1/2/16, Ser. B	B1/B+	3,512,422
2,000	Northern States Power Co., 8.00%, 8/28/12, Ser. B	A2/A-	2,237,198
1,000	Ohio Edison Co., 5.647%, 6/15/09 (d)	Baa2/BBB-	997,071
2,000	Potomac Electric Power, 6.25%, 10/15/07	A3/A-	2,016,018
	PSEG Energy Holdings LLC,
6,000	8.50%, 6/15/11	Ba3/BB-	6,345,000
4,790	8.625%, 2/15/08	Ba3/BB-	4,951,662
8,000	PSEG Power LLC, 8.625%, 4/15/31	Baa1/BBB	9,976,792
4,789	South Point Energy Center LLC, 8.40%, 5/30/12 (d)	Caa2/D	4,657,732
3,500	Tucson Electric Power, 7.50%, 8/1/08, Ser. B	Baa3/BBB-	3,603,975
2,000	TXU U.S. Holdings Co., 7.17%, 8/1/07	Baa3/BB+	2,036,962
			67,271,962

Waste Disposal—2.3%
	Allied Waste North America, Inc.,
3,000	7.25%, 3/15/15	B2/BB-	2,910,000
1,000	7.875%, 4/15/13	B2/BB-	1,015,000
3,625	8.50%, 12/1/08, Ser. B	B2/BB-	3,779,062
	Waste Management, Inc.,
5,000	7.10%, 8/1/26	Baa3/BBB	5,330,145
5,000	7.375%, 8/1/10	Baa3/BBB	5,307,310
			18,341,517

	Total Corporate Bonds & Notes (cost—$618,242,568)		617,462,574

SOVEREIGN DEBT OBLIGATIONS—5.2%
Brazil—2.2%
	Federal Republic of Brazil,
2,179	8.00%, 1/15/18	Ba3/BB	2,365,305
1,250	10.125%, 5/15/27	Ba3/BB	1,628,125
755	10.50%, 7/14/14	Ba3/BB	933,180
9,000	11.00%, 8/17/40	Ba3/BB	11,558,250
1,050	12.75%, 1/15/20	Ba3/BB	1,561,875
			18,046,735

Guatemala—0.2%
1,500	Republic of Guatemala, 9.25%, 8/1/13 (d)	Ba2/BB-	1,710,000

Panama—1.1%
	Republic of Panama,
3,000	9.375%, 7/23/12	Ba1/BB	3,439,500
4,470	9.625%, 2/8/11	Ba1/BB	5,051,100
			8,490,600

Russia—1.2%
	Russian Federation,
7,362	5.00%, 3/31/30, VRN	Baa2/BBB	8,029,196
1,156	8.25%, 3/31/10	Baa2/BBB	1,207,679
			9,236,875

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
South Africa—0.4%
	Republic of South Africa,
$120	7.375%, 4/25/12	Baa1/BBB+	$127,500
2,600	9.125%, 5/19/09	Baa1/BBB+	2,822,300
			2,949,800

Ukraine—0.1%
1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/BB-	1,035,200

	Total Sovereign Debt Obligations (cost—$38,178,442)		41,469,210

U.S. GOVERNMENT AGENCY SECURITIES—4.3%
	Fannie Mae,
231	7.00%, 2/1/29, MBS	Aaa/AAA	237,553
132	7.00%, 2/19/30, CMO, VRN	Aaa/AAA	133,754
70	7.00%, 1/1/32, MBS	Aaa/AAA	71,809
1,597	7.00%, 6/1/32, MBS	Aaa/AAA	1,638,646
181	7.00%, 10/1/32, MBS	Aaa/AAA	185,617
129	7.00%, 11/1/32, MBS	Aaa/AAA	132,566
531	7.00%, 12/1/32, MBS	Aaa/AAA	543,676
123	7.00%, 1/1/33, MBS	Aaa/AAA	126,065
178	7.00%, 2/1/33, MBS	Aaa/AAA	182,105
452	7.00%, 3/1/33, MBS	Aaa/AAA	463,326
2,827	7.00%, 5/1/33, MBS	Aaa/AAA	2,899,075
182	7.00%, 6/1/33, MBS	Aaa/AAA	187,347
131	7.00%, 7/1/33, MBS	Aaa/AAA	134,241
427	7.00%, 1/1/34, MBS	Aaa/AAA	438,466
756	7.00%, 3/1/34, MBS	Aaa/AAA	775,405
560	7.00%, 9/1/34, MBS	Aaa/AAA	574,832
1,738	7.00%, 4/1/35, MBS	Aaa/AAA	1,786,562
828	7.00%, 6/1/35, MBS	Aaa/AAA	850,654
2,425	7.00%, 10/1/35, MBS	Aaa/AAA	2,494,681
2,996	7.00%, 2/1/36, MBS	Aaa/AAA	3,083,246
86	7.00%, 9/25/41, CMO	Aaa/AAA	87,494
1,467	7.00%, 12/25/41, CMO	Aaa/AAA	1,501,083
37	7.50%, 12/25/19, CMO	Aaa/AAA	38,775
319	7.50%, 5/1/22, MBS	Aaa/AAA	330,434
17	7.50%, 6/25/30, CMO	Aaa/AAA	17,860
309	7.50%, 12/1/33, MBS	Aaa/AAA	319,897
73	7.50%, 11/25/40, CMO	Aaa/AAA	74,284
152	7.50%, 5/25/42, CMO	Aaa/AAA	157,762
7,201	7.50%, 12/25/45, CMO	Aaa/AAA	7,528,845
35	8.00%, 7/18/27, CMO	Aaa/AAA	37,474
7,284	8.00%, 12/25/45, CMO	Aaa/AAA	7,658,418
	Freddie Mac,
110	7.50%, 11/1/19, MBS	Aaa/AAA	112,661
31	8.00%, 9/15/26, CMO	Aaa/AAA	32,529
8	9.50%, 5/15/21, CMO	Aaa/AAA	8,178

	Total U.S. Government Agency Securities (cost—$34,826,166)		34,845,320

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—2.2%
$3,500	Chase Commercial Mortgage Securities Corp., 6.887%, 10/15/32, CMO (d)	NR/BB+	$3,565,165
	GSMPS Mortgage Loan Trust, CMO (d),
3,877	7.50%, 6/19/27	NR/NR	4,010,230
98	7.50%, 6/19/32	NR/NR	101,465
4,310	7.50%, 6/25/43	NR/NR	4,363,797
	Merrill Lynch Mortgage Investors, Inc., CMO, VRN,
2,805	6.940%, 12/15/30	Baa2/A-	3,008,593
2,000	7.243%, 2/15/30	Baa1/BBB+	2,070,461
85	Washington Mutual, Inc., 7.50%, 4/25/33, CMO	Aaa/AAA	87,400

	Total Mortgage-Backed Securities (cost—$17,318,042)		17,207,111

MUNICIPAL BONDS (d)(j)—1.5%
New Jersey—1.5%
	Tobacco Settlement Financing Corp. Rev., VRN,
3,994	6.679%, 6/1/32	NR/AA	4,354,579
2,500	7.429%, 6/1/24	NR/AA	2,842,450
4,166	7.929%, 6/1/32	NR/AA	4,896,383

	Total Municipal Bonds (cost—$9,916,081)		12,093,412

SENIOR LOANS (a)(b)(c)—0.9%
Containers & Packaging—0.1%
	Smurfit-Stone Container,
131	4.056%, 11/1/10		131,750
322	7.50%, 11/1/11, Term B		323,975
215	7.50%, 11/1/11, Term C		215,984
103	7.625%, 11/1/10, Term C		103,132
104	7.625%, 11/1/11, Term B		104,388
252	7.688%, 11/1/11, Term B		253,781
			1,133,010

Energy—0.2%
	AES Corp., Term B,
714	6.75%, 4/30/08		717,076
714	7.50%, 8/10/11		717,076
			1,434,152

Entertainment—0.1%
500	Shackleton Crean Event Management, 8/1/08 (f)		495,155

Multi-Media—0.3%
2,500	Adelphia Communications Corp., 10.25%, 6/30/09, Term B		2,404,465

Printing/Publishing—0.2%
	Dex Media East LLC, Term B,
359	6.66%, 5/8/09		357,279
154	6.69%, 5/8/09		152,955
731	6.80%, 5/8/09		728,219
141	7.00%, 5/8/09		140,271
			1,378,724

	Total Senior Loans (cost—$6,923,199)		6,845,506

Shares
PREFERRED STOCK—0.4%
Financing—0.4%
3,400	Fresenius Medical Care Capital Trust II, 7.875%, UNIT (cost—$3,674,550)	B1/B+	3,408,500

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
U.S. TREASURY NOTES—0.1%
$1,100	5.125%, 5/15/16 (cost—$1,111,000)		$1,111,774

ASSET-BACKED SECURITIES—0.1%
1,000	American Airlines, Inc., pass thru certificates,
	7.858%, 4/1/13, Ser. 01-2 (cost—$1,046,453)	Baa2/A-	1,050,625

Principal
Amount
(000)
SHORT-TERM INVESTMENTS—8.4%
Corporate Notes—4.0%
Financial Services—3.3%
$3,000	Ford Motor Credit Co., 7.75%, 2/15/07	Ba2/BB-	3,009,576
8,000	General Motors Acceptance Corp., 6.407%, 1/16/07, FRN	Ba1/BB	7,985,352
500	HSBC Finance Corp., 6.02%, 10/12/06, FRN	Aa3/A	500,656
5,000	Sets Trust, 8.85%, 4/2/07 (d)(f)(g)	NR/NR	5,052,056
	TIERS Principal Protected Trust
10,000	8.41%, 3/22/07 (d)(f)(g)	NR/NR	10,171,600
			26,719,240

Hotels/Gaming—0.4%
3,000	Caesars Entertainment, Inc., 8.50%, 11/15/06	Baa3/BBB-	3,021,468

Insurance—0.0%
123	Prudential Financial, Inc., 4.104%, 11/15/06, VRN	A3/A	122,555

Multi-Media—0.3%
2,105	British Sky Broadcasting PLC, 7.30%, 10/15/06	Baa2/BBB	2,110,625

	Total Corporate Notes (cost—$31,743,030)		31,973,888

Sovereign Debt Obligations—1.4%
France—1.4%
€8,900	France Treasury Bill BTF, 2.890%, 11/23/06	NR/NR	11,250,460

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Ukraine—0.0%
$187	Republic of Ukraine, 11.00%, 3/15/07	B1/BB	$190,004

	Total Sovereign Debt Obligations (cost—$11,229,199)		11,440,464

U.S. Treasury Bills (h)—0.9%
7,485	4.698%-4.994%, 8/31/06-9/14/06 (cost—$7,442,745)		7,442,745

Commercial Paper—0.7%
Banking—0.5%
4,000	Societe Generale North America, Inc., 5.37%, 10/10/06	NR/NR	3,958,040

Financial Services—0.2%
1,400	UBS Finance, Inc., 5.355%, 10/24/06	NR/NR	1,382,416

	Total Commercial Paper (cost—$5,340,740)		5,340,456

Repurchase Agreements—1.4%
9,000	Lehman Brothers Holdings, dated 7/31/06, 5.23%, due 8/1/06, proceeds $9,001,308; collateralized by U.S. Treasury Notes, 5.125%, 6/30/08, valued at $9,188,713 including accrued interest		9,000,000
1,880	State Street Bank & Trust Co., dated 7/31/06, 4.90%, due 8/1/06, proceeds $1,880,256; collateralized by Federal Home Loan Bank, 3.375%, 2/23/07, value at $1,920,326 including accrued interest		1,880,000
	Total Repurchase Agreements (cost—$10,880,000)		10,880,000

	Total Short-Term Investments (cost—$66,635,714)		67,077,553

	Total Investments before options written (cost—$797,872,215)—100.1%		802,571,585

Contracts
OPTIONS WRITTEN (i)—(0.1)%
Call Options—(0.1)%
7,450,000	News America Holdings, Inc., Over the Counter, strike price $100, expires 10/01/06	(434,320)
950	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $108, expires 8/25/06	(29,688)
		(464,008)

	Put Options—(0.0)%
950	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $103, expires 8/25/06	(14,844)

	Total Options Written (premiums received—$275,856)	(478,852)

	Total Investments net of options written (cost—$797,596,359)—100.0%	$802,092,733

Notes to Schedule of Investments

*                     Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that  is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Senior Loans, for which a secondary market does not exist are valued at fair-value by Pacific Investment Management Company LLC (the “Sub-Adviser”). Such procedures by the Sub-Adviser include consideration evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, ifany, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest ratereset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan.Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st  day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)              Private Placement.  Restricted as to resale and may not have a readily available market.

(b)             Illiquid security.

(c)              These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or moremajor European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, SP or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)             144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered to be illiquid.

(e)              Security in default.

(f)                Fair-valued security.

(g)             Credit-linked trust certificate.

(h)             All or partial amount segregated as collateral for futures contracts and/or written options.

(i)                 Non-income producing.

(j)                 Residual Interest Municipal Bonds (“RIBS”)/Residual Interest Tax Exempt Bonds (“RITES”) - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

Glossary:

£ - British Pound

CAD - Canadian Dollar

CMO - Collateralized Mortgage Obligation

FRN - Floating Rate Note.  The interest rate disclosed reflects the rate in effect on July 31, 2006.

LIBOR - London Inter-Bank Offered Rate

MBS - Mortgage-Backed Security

NR - Not Rated

UNIT - More than one class of securities traded together

VRN - Variable Rate Note.   Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).  The interest rate disclosed reflects the rate in effect on July 31, 2006.

Other Investments:

(1) Futures contracts outstanding at July 31, 2006:

				Unrealized
		Notional Amount	Expiration	Appreciation
Type		(000)	Date	(Depreciation)
Long:	Eurodollar Futures, September 2007	$2,375	9/17/07	$(1,078,435)
	Eurodollar Futures, December 2007	875	12/17/07	(61,138)
	Eurodollar Futures, March 2008	375	3/17/08	88,125
	Eurodollar Futures, June 2008	500	6/16/08	180,256
Short:	Eurodollar Futures, September 2008	(500)	9/15/08	97,500
	U.S. Treasury Notes, September 2006	(271)	9/20/06	(214,015)
	U.S. Treasury Bonds, September 2006	(290)	9/20/06	(382,008)
				$(1,369,715)

(2) Transactions in options written for the nine months ended July 31, 2006:

	Contracts/Notional	Premiums
Options outstanding, October 31, 2005	7,457,367	$1,607,640
Options written	5,012,997	3,133,938
Options terminated in closing transactions	(18,464)	(4,433,433)
Options expired	(5,000,000)	(32,289)
Options outstanding, July 31, 2006	7,451,900	$275,856

(3) Credit default swap agreements outstanding at July 31, 2006:

	Notional		Fixed
	Amount Payable		Payments	Unrealized
Swap Counterparty/	on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)

Bank of America
Ford Motor Credit	$5,000	6/20/07	2.70%	$30,300
Bear Stearns
Bombardier	3,000	12/20/06	(1.90)%	(16,875)
EnCana	3,000	9/20/09	0.53%	32,377
Ford Motor Credit	4000	6/20/10	5.60%	175,147
GMAC	5,000	6/20/07	4.65%	164,492
Credit Suisse First Boston
GMAC	7,000	12/20/10	5.22%	800,604
Qwest Holding	7,000	12/20/06	(1.45)%	(48,140)
Qwest Holding	7,000	12/20/10	4.56%	703,141

	Notional		Fixed
	Amount Payable		Payments	Unrealized
Swap Counterparty/	on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Goldman Sachs
Bombardier	$3,000	12/20/10	4.05%	$167,872
Ford Motor Credit	1,000	6/20/07	3.00%	9,205
Ford Motor Credit	7,000	12/20/10	5.90%	(413,129)
Reliant Energy	7,000	12/20/06	(0.85)%	5,732
HSBC Bank
Ford Motor Credit	5,000	6/20/07	2.67%	29,955
Ford Motor Credit	1,000	6/20/07	2.70%	6,283
JP Morgan Chase
American International Group	5,100	6/20/10	0.35%	44,625
Ford Motor Credit	10,000	6/20/07	3.10%	100,936
Lehman Securities
Ford Motor Credit	7,000	12/20/06	(2.05)%	17,514
MGM	7,000	12/20/06	(0.70)%	(11,249)
Merrill Lynch & Co.
Federation of Russia	5,000	7/20/07	0.40%	4,591
Ford Motor Credit	5,000	6/20/07	2.80%	35,512
Ford Motor Credit	2,000	6/20/07	3.45%	27,178
Reliant Energy	2,000	12/20/10	2.80%	(7,421)
Morgan Stanley Dean Witter
Federation of Russia	5,000	6/20/07	0.39%	4,540
Ford Motor Credit	1,000	6/20/07	3.40%	13,102
Ford Motor Credit	2,000	6/20/07	3.75%	33,023
Ford Motor Credit	5,000	9/20/10	4.05%	(30,243)
GMAC	7,000	12/20/06	(2.10)%	(46,015)
MGM	7,000	12/20/10	2.55%	279,927
Reliant Energy	5,000	12/20/10	2.90%	(197)
UBS Securities
Ford Motor Credit	1,000	6/20/07	3.35%	12,522
GMAC	10,000	9/20/06	1.60%	30,233
				$2,155,542

(4) Interest rate swap agreements outstanding at July 31, 2006:

	Notional		Rate Type		Unrealized
Swap	Amount	Termination	Payments made	Payments Received	Appreciation
Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Barclays Bank	$160,000	6/21/25	3 Month LIBOR	5.70%	$368,423
Barclays Bank	160,000	6/21/25	5.70%	3 Month LIBOR	(567,760)
Lehman Securities	7,450	10/1/06	7.43%	3 Month LIBOR + 1.15%	(153,955)
Lehman Securities	334,000	2/23/16	4.405%	3 Month LIBOR	2,901,071
Lehman Securities	334,000	2/23/16	3 Month LIBOR	5.80%	(1,178,873)
Lehman Securities	700,000	12/18/24	5.77%	3 Month LIBOR	(11,760,840)
Lehman Securities	680,000	12/18/24	3 Month LIBOR	5.70%	4,544,465
					$(5,847,469)

LIBOR- London Interbank Offered Rate

(5) Forward foreign currency contracts outstanding at July 31, 2006:

				Unrealized
		U.S. $ Value	U.S. $ Value	Appreciation
		Origination Date	July 31, 2006	(Depreciation)
Purchased:	66,000 Euro settling 8/31/06	$82,850	$84,413	$1,563
	584,802,000 Japanese Yen settling 8/15/06	5,174,392	5,122,084	(52,308)
Sold:	1,750,000 Canadian Dollar settling 9/7/06	1,534,529	1,550,194	(15,665)
	9,260,000 Euro settling 9/29/06	11,857,153	11,862,867	(5,714)
	6,280,000 British Pound settling 9/7/06	11,672,856	11,735,082	(62,226)
				$(134,350)

Item 2. Controls and Procedures

(a)           The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 26, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 26, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 26, 2006